INVESTMENTS	12 Months Ended
Dec. 31, 2018
Investments [Abstract]
INVESTMENTS
6.	INVESTMENTS

Short-term Investments

Short-term investments of the Group comprised of an investment in targeted asset management plan with fixed rate. The investment was carried at fair value of
RMB100,000 and RMB100,000 (US$14,544) as of December 31, 2017 and 2018, respectively.

Long-term Investments

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2018
	RMB	RMB	US$
Carrying amount of Equity investments at fair value without readily determinable fair value	66,237	69,357	10,088
Carrying amount of equity method investments	280,836	125,018	18,183
Carrying amount of long-term investments	347,073	194,375	28,271

Equity investments at fair value without readily determinable fair value

Equity investments at fair value without readily determinable fair value consisted of the following:

	As of December 31 , 2017	As of December 31 , 2018	As of December 31 , 2018
	RMB	RMB	US$
Equity investments at fair value without readily determinable fair value
Private companies	47,214	49,990	7,271
Limited partnerships	22,290	22,634	3,292
Cost of Equity investments at fair value without readily determinable fair value	69,504	72,624	10,563
Impairment loss on Equity investments at fair value without readily determinable fair value	(3,267)	(3,267)	(475)
Carrying amount of Equity investments at fair value without readily determinable fair value	66,237	69,357	10,088

Private companies

In March 2015, the Group acquired 10% of the share capital of Hzone Holding Company, a non-listed company, for a cash consideration of US$2,000.
In March 2016, the Group transferred 10% of the share capital of Hzone Holding Company, to its VIEs Beijing Huizhong wealth investment management Co., Ltd.

In March 2015, the Group acquired 2% of the share capital of Big Stomach Limited, a non-listed company, for a cash consideration of US$500.

In August 2015, the Group acquired 1.29% of the share capital of Topgame Global Limited, a non-listed company, for a cash consideration of US$1,373. The Group also acquired 1.29% of the share capital of its VIEs, Caicaihudong (Beijing) Technology Co., Ltd. and Youwang Technology (Shanghai) Co., Ltd., for cash consideration of RMB13 and RMB477, respectively.

In June 2016, the Group acquired 0.84% of the share capital of Beijing Weisaishidai Sports Technology Co., Ltd, for a cash consideration of RMB10,000. The equity interest was subsequently diluted to 0.83% in 2018 due to increase in shareholder of Beijing Weisaishidai Sports Technology Co., Ltd.

In November 2016, the Group acquired 2% of the share capital of Techelix Co., Ltd, a non-listed company, for a cash consideration of US$600. In February 2018, the Group made an additional investment of US$300 in Techelix Co., Ltd. In June 2018, the Group transferred the equity investment of US$50 to a third party. The equity interest was diluted to 1.98% in 2018 due to increase in shareholder of Techelix Co., Ltd.

In March 2017, the Group acquired 5% of the share capital of Cheerful Interactive Limited, a non-listed company, for a cash consideration of US$1,250. The equity interest was subsequently diluted to 3.92% in 2018 due to increase in shareholder of Cheerful Interactive Limited.

Limited partnerships

In June 2014, the Group and Danhua Capital L.P (“Danhua”) entered into a subscription agreement, whereby the Group agreed to purchase limited partnership interest in Danhua’s fund (the “Fund”) in the amount of US$1,000, which entitles the Group an aggregate equity interest of approximately 1.1% in the Fund. The Group has fully funded the subscription to the Fund in installments as of December 31, 2016. There was no unfunded commitment to the Fund as of December 31, 2018.

The Fund’s investment strategy is primarily to invest in emerging companies operating in the USA and PRC. The Fund’s investments are focused in the technology, media and telecommunications sectors. The Fund is scheduled to be in existence until November 15, 2021, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.

In June 2015, the Group and Beijing Heimatuoxin Venture Capital L.P. (“Heimatuoxin”) entered into a subscription agreement, whereby the Group agreed to purchase 3.49% limited partnership interest in Heimatuoxin for the total amount of RMB3,000. As of the end of December 2018, the Group received RMB587 in dividend and RMB120 in return of principal from Heimatuoxin. The Group paid the subscription in full to Heimatuoxin in 2015, and there was no outstanding payment as of December 31, 2018.

Heimatuoxin’s investment strategy is primarily to invest in emerging companies operating in the PRC. Heimatuoxin’s investments are focused in the technology, media and telecommunications sectors. Heimatuoxin is scheduled to be in existence until April 16, 2021, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.

In June 2016, the Group and Shanghai Jingyan Corporate Development Centre L.P. (“Jingyan”) entered into a subscription agreement, whereby the Group agreed to purchase 4.64% limited partnership interest in Jingyan for a total amount of RMB6,000. As of December 31, 2018, the limited partnership interest was diluted to 4.31% because of the joining of additional limited partners. The Group has fully funded the subscription to Jingyan in installments as of December 31, 2018. There was no unfunded commitment to the Jingyan as of December 31, 2018.

Jingyan’s investments are focused in the consulting services of corporate management, business information, exhibition, media and telecommunications sectors. Jingyan is scheduled to be in existence until the fifth anniversary of the Initial Contribution Date, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.

In December 2016, the Group and zPark Capital Ⅱ,L.P. (“zPark”) entered into a subscription agreement, whereby the Group agreed to purchase
2% limited partnership interest in zpak for a total amount of US$1,000. As of December 31, 2018, the limited partnership interest was diluted to 1.75% due to the joining of additional limited partners. The Group paid the subscription in full to zPark in 2016, and there was no outstanding payment as of December 31, 2018. As of the end of December 2018, the Group received US$28 in dividend and US$15 in return of principal from zPark.

zPark’s investment strategy is primarily to make venture capital investments, principally by investing in and holding equity and equity-oriented securities of privately held early-stage technology companies, with an emphasis on companies with a connection to China, Japan and other Asia markets. The general purposes of zPark are to buy, hold, sell and otherwise invest in Securities, whether readily marketable or not; to exercise all rights, powers, privileges and other incidents of ownership or possession with respect to Securities held or owned by zPark; to enter into, make and perform all contracts and other undertakings. zPark is scheduled to be in existence until the tenth anniversary of the Initial Contribution Date, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.

All of these above-mentioned equity investments without readily determinable fair value were classified as cost method investments prior to adopting ASC 321. As of December 31, 2017, the carrying amount of the Group’s cost method investments was RMB47,214, net of RMB3,267 in accumulated impairment. In accordance with ASC 321, the Group elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. As of December 31, 2018, the carrying amount of the Company’s equity investments measured at fair value using the measurement alternative was RMB49,990 (US$7,271), net of RMB3,267 (US$475) in accumulated impairment. Impairment charges recognized on equity investment in Big Stomach Limited was RMB3,267 for the year end December 31, 2016 and no additional impairment recognized for the years ended December 31, 2017 and 2018.

Equity method investments

Equity method investments consisted of the following:

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2018
	RMB	RMB	US$
Equity Method Investments
Private company	-	9,000	1,309
Listed company	283,655	297,938	43,333
Limited partnership	27,331	20,381	2,964
Cost of equity method investments	310,986	327,319	47,606
Impairment loss on equity investment	(27,893)	(184,377)	(26,816)
Loss from equity method investment	(2,257)	(17,924)	(2,607)
Carrying amount of equity method investments	280,836	125,018	18,183

Private company

I
n May 2018, the Group acquired 45% of the share capital of Shenzhen Jinyingzaixian Technology Service Co., Ltd. (“Jinyingzaixian”), a non-listed company, through Shenzhen KaishengJinfu Enterprise Management Co., Ltd., for a cash consideration of RMB9,000.

Jinyingzaixian is principally engaged in spot commodity trading services in China. The Group’s proportionate share of Jinyingzaixian’s net loss recognized in the Statements of Comprehensive loss was RMB5,948 (US$865) during the year ended December 31, 2018.

Publicly listed company

On June 6, 2017, the Company acquired from Melco LottVentures Holdings Limited an aggregate of 1,278,714,329 shares (the “Sale Shares”) of Loto Interactive Limited (“Loto Interactive”, formerly known as MelcoLot Limited), a company listed on the Hong Kong Stock Exchange (Stock Code: 8198), representing approximately 40.65% of Loto Interactive’s existing issued share capital as of the acquisition date. The total consideration paid for the Sale Shares is approximately HK$322.2 million (US$41.3 million), equivalent to approximately HK$0.252 per Sale Share.

Loto Interactive is principally engaged in distribution of mobile gaming and the provision of lottery-related technologies, systems and solutions to two state-run lottery operators in China, namely the China Welfare Lottery Issuance Centre and China Sports Lottery Administration Centre (“CSLA”). Loto Interactive is a distributor of high quality, versatile lottery terminals and parts for CSLA, which is the exclusive sports lottery operator in China. Loto Interactive provides game upgrading technology and system maintenance service for the rapid-draw game “Shi Shi Cai” in Chongqing Municipality. The Group’s proportionate share of Loto Interactive’s net loss recognized in the Statements of Comprehensive loss was RMB2,469 and RMB12,233(US$1,779) during the year ended December 31, 2017 and 2018, respectively.

Limited partnership

In April 2015, the Group and Guangda Sports Culture Capital L.P (“Guangda Sports Culture”) entered into a subscription agreement, whereby the Group agreed to purchase 9.9% limited partnership interest in Guangda Sports Culture’s fund for a total amount of RMB20,000, which was fully funded as of December 31, 2015.

Guangda Sports Culture’s investment strategy is primarily to invest in emerging companies operating in the PRC. Guangda Sports Culture’s investments are focused in the sports sectors. Guangda Sports Culture is scheduled to be in existence until February 9, 2018, and was extended to February 9, 2020 in 2018, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement. The Group’s proportionate share of Guangda’s net income recognized in earnings was RMB341 and RMB2,833 (US$412) during the year ended December 31, 2017 and 2018, respectively.

In Feb 2017, the Group and Sparkland Venture Capital Growth Fund L.P (“Sparkland”) entered into a subscription agreement, whereby the Group agreed to purchase 6.67% limited partnership interest in Sparkland’s fund for a total amount of US$1,000, which was fully funded as of December 31, 2017.

Sparkland’s investments are focused in the Virtual Reality and Augmented Reality industries. The Group’s proportionate share of Sparkland’s net income recognized in earnings was RMB323 (US$47) during the year ended December 31, 2018.

All of these above-mentioned investments were classified as equity method investments as the Group does have significant influence over the entities. The net operating losses from these equity method investments recognized for the years ended December 31, 2017 and 2018 were RMB2,128 and RMB15,025 (US$2,185), respectively. The Group recognized an impairment of RMB28,781 and RMB149,896 (US$21,801) in Loto Interactive for the year ended December 31, 2017 and 2018, respectively.